Leases - Schedule of Minimum Lease Payments of Company’s Operating and Finance Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Current portion of lease liability, Operating		$ 24	$ 129
Current portion of lease liability, Finance	$ 139	223	504
Non-current portion of lease liability, Operating	1,752	1,579	24
Non-current portion of lease liability, Finance	225	489	$ 678
Operating [Member]
Lessee, Lease, Description [Line Items]
Remaining in 2026, Operating	122
2027, Operating	369	236
2028, Operating	380	369
2029, Operating	391	380
2030, Operating	403	391
2026, Operating	369	236
2027, Operating	380	369
2028, Operating	391	380
2029, Operating	403	391
2030, Operating		403
Thereafter, Operating	2,359	2,359
Total future minimum lease payments. Operating	3,780	4,138
Less: tenant improvement allowance, Operating		(389)
Less: imputed interest, Operating	(2,028)	(2,170)
Present value of lease liability, Operating	1,752	1,579
Current portion of lease liability, Operating		24
Non-current portion of lease liability, Operating		1,555
Finance [Member]
Lessee, Lease, Description [Line Items]
Remaining in 2026, Finance	88
2027, Finance	176	293
2028, Finance	152	381
2029, Finance		152
2030, Finance
2026, Finance	176	293
2027, Finance	152	381
2028, Finance		152
2029, Finance
2030, Finance
Thereafter, Finance
Total future minimum lease payments, Finance	416	826
Less: tenant improvement allowance, Finance
Less: imputed interest, Finance	(52)	(114)
Present value of lease liability, Finance	$ 364	712
Current portion of lease liability, Finance		223
Non-current portion of lease liability, Finance		$ 489